ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounts Receivable, Net [Abstract]
Allowance for Doubtful Accounts Receivable
Allowance for doubtful accounts receivable consisted of the following:

	March 31,
	2016	2015
	($ in millions)
Balance at beginning of year	$6.4	$3.0
Provisions charged	1.4	0.2
Write-offs, net of recoveries	(1.5)	(0.1)
Balance at end of period	$6.3	$3.1

ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES

Allowance for doubtful accounts receivable consisted of the following:

	December 31,
	2015	2014
	($ in millions)
Beginning balance	$3.0	$3.4
Provisions charged	5.2	0.2
Write-offs, net of recoveries	(1.8)	(0.6)
Ending balance	$6.4	$3.0